Emerging Markets Fund

                               SEMI-ANNUAL REPORT

                                 April 30, 1998

                    THE 59 WALL STREET EMERGING MARKETS FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)

   ASSETS:
      Investment in Emerging Markets Portfolio (the "Portfolio"),
        at value (Note 1).......................................... $ 5,269,866
      Deferred organization expenses (Note 1)......................      10,658
      Receivable from administrator................................      26,286
                                                                    -----------
            Total Assets ..........................................   5,306,810
                                                                    -----------

   LIABILITIES:
      Payables for:
        Shareholder servicing/eligible institution fees (Note 2)...       1,078
        Administrative fee (Note 2)................................         539
        Accrued expenses and other liabilities.....................       4,468
                                                                    -----------
            Total Liabilities .....................................       6,085
                                                                    -----------

   NET ASSETS  .................................................... $ 5,300,725
                                                                    ===========
   Net Assets Consist of:
      Paid-in capital.............................................. $ 6,384,487
      Accumulated net investment loss..............................     (23,107)
      Accumulated net realized loss................................  (1,064,628)
      Net unrealized appreciation..................................       3,973
                                                                    -----------

   Net Assets ..................................................... $ 5,300,725
                                                                    ===========
   NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($5,300,725 / 623,538 shares) ...............................       $8.50
                                                                          =====

                       See Notes to Financial Statements.

                    THE 59 WALL STREET EMERGING MARKETS FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)

INVESTMENT INCOME:
  Income:
    Dividend income allocated from Portfolio (net of foreign
     withholding taxes of $863) ................................    $    42,800
    Expenses allocated from Portfolio ..........................        (33,567)
                                                                    -----------
        Total Income ...........................................          9,233
                                                                    -----------
  Expenses:
    Shareholder servicing/eligible institution fees (Note 2) ...          6,761
    Administrative fee (Note 2) ................................          3,380
    Directors' fees and expenses (Note 2) ......................          3,945
    Miscellaneous ..............................................         18,254
                                                                    -----------
        Total Expenses .........................................         32,340
                                                                    -----------
        Net Investment Loss ....................................        (23,107)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
  EMERGING MARKETS PORTFOLIO (Notes 1 and 3):
    Net realized loss on investments and foreign exchange
      transactions .............................................       (921,258)
    Net change in unrealized appreciation on investments
      and foreign currency translation .........................      1,079,505
                                                                    -----------
        Net Realized and Unrealized Gain .......................        158,247
                                                                    -----------
    Net Increase in Net Assets Resulting from Operations .......    $   135,140
                                                                    ===========

                       See Notes to Financial Statements.

                    THE 59 WALL STREET EMERGING MARKETS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                           For the period from
                                                            For the six        June 6, 1997
                                                            months ended     (commencement of
                                                           April 30, 1998     operations) to
                                                             (unaudited)     October 31, 1997
                                                           --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment loss ................................   $   (23,107)       $    (5,573)
     Net realized loss on investments and foreign
      exchange transactions .............................      (921,258)          (195,875)
     Net change in unrealized appreciation (depreciation)
      on investments and foreign currency translations ..     1,079,505         (1,075,532)
                                                            -----------        -----------
         Net increase (decrease) in net assets resulting
           from operations ..............................       135,140         (1,276,980)
                                                            -----------        -----------

   Capital Transactions:
     Net proceeds from sales of capital stock ...........     1,686,756          7,569,495
     Net cost of capital stock redeemed .................    (2,790,361)           (23,325)
                                                            -----------        -----------

         Net increase (decrease) in net assets resulting
           from capital transactions ....................    (1,103,605)         7,546,170
                                                            -----------        -----------

               Total increase (decrease) in net assets ..      (968,465)         6,269,190

NET ASSETS:
   Beginning of period ..................................     6,269,190                  0
                                                            -----------        -----------
   End of period ........................................   $ 5,300,725        $ 6,269,190
                                                            ===========        ===========

                       See Notes to Financial Statements.

                    THE 59 WALL STREET EMERGING MARKETS FUND

                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout each period

                                                                                  For the period
                                                                                 from June 6, 1997
                                                        For the six months        (commencement
                                                       ended April 30, 1998      of operations) to
                                                            (unaudited)          October 31, 1997
                                                       --------------------      -----------------
Net asset value, beginning of period .............          $    8.25                $   10.00
Income from investment operations:
    Net investment loss ..........................              (0.05)                   (0.01)
    Net realized and unrealized gain (loss) ......               0.30                    (1.74)
                                                            ---------                ---------
Net asset value, end of period ...................          $    8.50                $    8.25
                                                            =========                =========

Total Return .....................................               3.03%(1)               (17.50)%(1)
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted) ....          $   5,301                $   6,269
    Ratio of expenses to average net assets ......               2.44%(2,3)               1.71%(2,3)
    Ratio of net investment income to average
        net assets ...............................              (0.85)%(2)               (0.25)%(2)

----------
(1)  Not annualized
(2)  Annualized
(3)  Includes the Fund's share of Emerging Markets Portfolio expenses.

                       See Notes to Financial Statements.

                    THE 59 WALL STREET EMERGING MARKETS FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Emerging Markets Fund (the "Fund") is a separate series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Fund is a separate diversified portfolio of the Corporation. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997.

      The Fund  invests all of its  investable  assets in the  Emerging  Markets
Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 70% at April 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These timing differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five year period.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street

                    THE 59 WALL STREET EMERGING MARKETS FUND

                                   (unaudited)

Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1998, the Fund incurred $3,380 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 1998, the Fund incurred $6,761 for Shareholder Servicing/Eligible Institution fees.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 1998, the Fund incurred $3,945 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                  For the six months ended     For the period ended
                                                        April 30, 1998           October 31, 1997
                                                    ---------------------        -----------------
Capital stock sold..............................           214,793                    761,946
Capital stock issued in connection with
  reinvestment of dividends and distributions...                 0                          0
Capital stock repurchased.......................          (350,701)                    (2,500)
                                                          --------                   --------
Net increase/(decrease).........................          (135,908)                   759,446
                                                          ========                   ========

                           EMERGING MARKETS PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                                  (unaudited)
                          (expressed in U.S. dollars)


  Shares                                                               Value
----------                                                          -----------
             COMMON STOCKS & WARRANTS (99.1%)

             ARGENTINA (10.5%)
             ENERGY
     6,860   YPF Sociedad Anonima.................................  $   239,037
                                                                    -----------

             FINANCE
    26,055   Banco De Galicia SA..................................      160,261
    11,900   Banco Frances SA.....................................      115,447
                                                                    -----------
                                                                        275,708
                                                                    -----------
             SERVICES
     7,800   Telecom Argentina Stet - France Telecom SA, ADR......      280,800
                                                                    -----------
             TOTAL ARGENTINA .....................................      795,545
                                                                    -----------

             BRAZIL (16.0%)
             CONSUMER GOODS
    11,500   Compania Cervejaria Brahma, ADR......................      151,656
                                                                    -----------
             ENERGY
     9,000   Centrais Eletricas Brasileiras, ADR* (Electrobas)....      202,181
     5,250   Companhia Energetica de Minas Gerais ADR.............      252,400
 1,125,000   Pertroleo  Brasileiro SA (Petrobras).................      285,271
                                                                    -----------
                                                                        739,852
                                                                    -----------
             SERVICES
     2,600   Telecomunicacoes Brasileiras SA, ADR (Telebras)......      316,713
                                                                    -----------
             TOTAL BRAZIL ........................................    1,208,221
                                                                    -----------
             GHANA (1.7%)
             BANKS
    15,000   Standard Chartered Bank Ghana Ltd.*..................      131,755
                                                                    -----------
             TOTAL GHANA .........................................      131,755
                                                                    -----------

             GREECE (7.8%)
             FOOD & BEVERAGES
     8,500   Hellenic Bottling Co. SA.............................      316,327
                                                                    -----------

             TELECOMMUNICATIONS
     9,500   Hellenic Telecommunication Organization SA (OTE).....      271,954
                                                                    -----------
             TOTAL GREECE ........................................      588,281
                                                                    -----------

             INDIA (7.9%)
             CAPITAL EQUIPMENT
    10,500   Reliance Industries Ltd., GDR .......................       96,862
                                                                    -----------

             CONSUMER GOODS
    36,000   Ashok Leyland  Ltd., GDR.............................      129,600
     4,000   Ranbaxy Laboratories Ltd., GDR.......................      100,800
                                                                    -----------
                                                                        230,400
                                                                    -----------

             FINANCE
   105,450   Industrial Credit & Investment Corp..................      274,279
                                                                    -----------
             TOTAL INDIA .........................................      601,541
                                                                    -----------

             INDONESIA (2.4%)
             MULTI-INDUSTRY
   905,000   PT Astra International Inc...........................      178,172
                                                                    -----------
             TOTAL INDONESIA .....................................      178,172
                                                                    -----------

             MEXICO (13.2%)
             CAPITAL EQUIPMENT
    31,500   Fomento Economico Mexicano SA de CV..................      233,278
                                                                    -----------

             CONSUMER GOODS
    57,000   Kimberly-Clark De Mexico, SA de CV ..................      279,959
                                                                    -----------

             MULTI-INDUSTRY
    48,800   Cemex SA de CV.......................................      293,491
    30,200   Grupo Carso, SA de CV, ADR...........................      190,175
                                                                    -----------
                                                                        483,666
                                                                    -----------
             TOTAL MEXICO ........................................      996,903
                                                                    -----------

             POLAND (6.1%)
             BANKS
    24,000   Bank Handlowy W Warsza, GDR *........................      458,400
                                                                    -----------
             TOTAL POLAND ........................................      458,400
                                                                    -----------

             ROMANIA (3.5%)
             FINANCE
    51,200   Romania Investment Fund Ltd..........................      262,400
                                                                    -----------
             TOTAL ROMANIA .......................................      262,400
                                                                    -----------

                           EMERGING MARKETS PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1998 (continued)
                                  (unaudited)
                          (expressed in U.S. dollars)

  Shares                                                               Value
----------                                                          -----------
             RUSSIA (11.3%)
             ENERGY
     4,040   Lukoil Holding, ADR .................................  $   268,660
     6,000   Grazprom ADR.........................................      110,700
    13,850   Unified Energy Systems, GDR * .......................      470,900
                                                                    -----------
             TOTAL RUSSIA ........................................      850,260
                                                                    -----------

             SOUTH AFRICA (8.6%)
             CONSUMER GOODS
     6,500   South African Breweries Ltd..........................      218,124
                                                                    -----------

             FINANCE
     7,000   Liberty Life Association
              of Africa Ltd.......................................      236,842
                                                                    -----------

             MULTI-INDUSTRY
     3,300   Anglo American Corp of South Africa Ltd..............      195,232
                                                                    -----------
             TOTAL SOUTH AFRICA ..................................      650,198
                                                                    -----------

             TURKEY (10.1%)
             CONSUMER GOODS
 2,780,000   Arcelik A.S..........................................      311,422
   249,000   Ford Otomotiv Sanayi A.S.............................      179,316
                                                                    -----------
                                                                        490,738
                                                                    -----------
             FINANCE
 1,830,000   Akbank T.A.S.........................................      155,581
                                                                    -----------
             MATERIALS
 2,376,000   Turk Sise Ve Cam Fabfikalari A.S.....................      116,447
                                                                    -----------
             TOTAL TURKEY ........................................      762,766
                                                                    -----------

TOTAL INVESTMENTS (identified cost $7,656,967) (a) .....    99.1%    $7,484,442
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........     0.9         69,822
                                                           -----     ----------
NET ASSETS   ...........................................   100.0%    $7,554,264
                                                           =====     ==========

----------
* non-income producing security

(a) The aggregate cost for federal income tax purposes is $7,656,967, the aggregate gross unrealized appreciation is $693,707, and the aggregate gross unrealized depreciation is $866,232, resulting in net unrealized depreciation of $172,525.


                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value (identified
     cost $7,656,967) (Note 1) ...............................      $ 7,484,442
   Cash (including $12,626 in foreign currency) ..............          173,977
   Dividends and other receivables ...........................           34,763
                                                                    -----------
        Total Assets .........................................        7,693,182
                                                                    -----------

LIABILITIES:
  Payables for:
     Investments purchased ...................................          131,138
     Investment advisory fee (Note 2) ........................            5,540
     Expense reimbursement fee (Note 2) ......................            1,938
     Administrative fee (Note 2) .............................              215
     Foreign withholding taxes ...............................               87
                                                                    -----------
        Total Liabilities ....................................          138,918
                                                                    -----------

NET ASSETS ...................................................      $ 7,554,264
                                                                    ===========

Net Assets Consist of:
  Paid-in capital ............................................      $ 7,726,666
  Net unrealized depreciation ................................         (172,402)
                                                                    -----------

Net Assets ...................................................      $ 7,554,264
                                                                    ===========


                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
   Income:
      Dividends (net of foreign withholding tax of $1,250) .....    $    61,954
                                                                    -----------
   Expenses:
      Investment advisory fee (Note 2) .........................         36,252
      Expense reimbursement fee (Note 2) .......................         12,771
      Administrative fee (Note 2) ..............................          1,410
                                                                    -----------
          Total Expenses .......................................         50,433
                                                                    -----------

          Net Investment Income ................................         11,521
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
   Net realized loss on investments and foreign exchange
      transactions .............................................     (1,451,188)
   Net change in unrealized depreciation on investments
      and foreign currency translations ........................      1,587,956
                                                                    -----------

        Net Realized and Unrealized Gain .......................        136,768
                                                                    -----------
   Net Increase in Net Assets Resulting from Operations ........    $   148,289
                                                                    ===========

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                                For the period from
                                                                 For the six        June 6, 1997
                                                                months ended      (commencement of
                                                               April 30, 1998      operations) to
                                                                 (unaudited)      October 31, 1997
                                                                ------------      ----------------
INCREASE IN NET ASSETS:
  Operations:
     Net investment gain (loss) .............................   $     11,521       $     (1,775)
     Net realized loss on investments and foreign exchange
        transactions ........................................     (1,451,188)          (276,277)
     Net change in unrealized appreciation (depreciation) on
        investments and foreign currency translations .......      1,587,956         (1,760,358)
                                                                ------------       ------------
         Net increase (decrease) in net assets resulting from
            operations ......................................        148,289         (2,038,410)
                                                                ------------       ------------
  Capital Transactions:
     Proceeds from contributions ............................      1,641,755         11,739,217
     Value of withdrawals ...................................     (3,929,928)            (6,659)
                                                                ------------       ------------
         Net (decrease) increase in net assets resulting from
            capital transactions ............................     (2,288,173)        11,732,558
                                                                ------------       ------------
           Total (decrease) increase in net assets ..........     (2,139,884)         9,694,148

NET ASSETS:
     Beginning of period ....................................      9,694,148                  0
                                                                ------------       ------------
     End of period  (including undistributed net investment
        income of $11,521 and $0, respectively) .............   $  7,554,264       $  9,694,148
                                                                ============       ============

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout the period
                           (expressed in U.S. dollars)

                                                                                         For the period from
                                                                         For the six         June 6, 1997
                                                                        months ended       (commencement of
                                                                       April 30, 1998       operations) to
                                                                         (unaudited)       October 31, 1997
                                                                        ------------       ----------------
Ratio/Supplemental Data:
   Net assets, end of period (000's omitted).........................       $7,554              $9,694
   Expenses as a percentage of average net assets....................         1.25%*              1.25%*
   Ratio of net investment income (loss) to average net assets.......         0.29%*            (0.05)%*
   Portfolio turnover rate...........................................           42%                 60%
   Average commission rate paid per share............................      $0.0188             $0.0036

----------
*  Annualized

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. Emerging Markets Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on June 6, 1997. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio does not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                           EMERGING MARKETS PORTFOLIO

                                   (unaudited)
                           (expressed in U.S. dollars)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.90% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, the Portfolio incurred $ 36,252 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 1998, the Portfolio incurred $1,410 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.25% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $ 13,263 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the six months ended April 30, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $ 3,371,109 and $ 3,132,571, respectively. There were no purchases or sales of U.S. government obligations during the period.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.